Business Acquisition - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 08, 2022	Feb. 08, 2022	Mar. 31, 2022	Dec. 31, 2024
Business Acquisition [Line Items]
Total purchase price	$ 32,300		$ 32,500
Business Acquisition Potential Earn Out Amount				$ 90,000
Escrow Deposit Disbursements Related to Property Acquisition		$ 6,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 200
Safekeepinc [Member]
Business Acquisition [Line Items]
Fair value of consideration transferred			32,500
Business Combination, Acquisition Related Costs			$ 1,100
Estimated useful life			7 years